INCOME TAXES (TABLES)	12 Months Ended
Dec. 31, 2014
Income Tax Tables [Abstract]
Summary Of Income Tax Expense Benefit [Table Text Block]
	2014	2013	2012

	(In Millions)

Income tax (expense) benefit:
Current (expense) benefit	$(3)	$(90)	$(4)
Deferred (expense) benefit	8	74	(2)
Total	$5	$(16)	$(6)

Schedule Of Components Of Income Tax Expense Benefit [Table Text Block]
	2014	2013	2012

	(In Millions)

Expected income tax (expense) benefit	$4	$(15)	$(15)
Dividends received deduction	1	1	2
Tax settlement	-	-	9
Prior year adjustment	-	(2)	-
Other	-	-	(2)
Income Tax (Expense) Benefit	$5	$(16)	$(6)

Schedule Of Deferred Tax Assets And Liabilities [Table Text Block]
	December 31, 2014		December 31, 2013
	Assets	Liabilities	Assets	Liabilities

	(In Millions)

Reserves and reinsurance	$105	$-	$77	$-
DAC	-	78	-	56
VOBA	-	3	-	6
Investments	-	18	-	13
Goodwill and other intangible assets	-	9	-	9
Other	-	8	-	7
Total	$105	$116	$77	$91

Unrecognized Tax Benefits Reconciliation [Table Text Block]
	2014	2013	2012

	(In Millions)

Balance, beginning of year	$5	$4	$17
Additions for tax positions of prior years	1	1	1
Reductions for tax positions of prior years	-	-	(2)
Settlements with tax authorities	-	-	(12)
Balance, End of Year	$6	$5	$4